CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 5,000	$ 689	¥ 9,564	$ 1,316
Restricted cash	4,339	597	6,429
Accounts and notes receivable, net	16,312	2,245	28,891
Prepayment and other current assets, net	8,097	1,114	15,986
Prepayment to related parties	314	43	1,125
Total current assets	34,071	4,688	61,995
Non-current assets:
Operating lease right-of-use assets	4,801	661	5,706
Long-term investments	5,991	824	5,564
Goodwill	45,561	6,269	45,561
Other non-current assets	522	72	522
Total non-current assets	56,875	7,826	57,353
Total assets	90,946	12,514	119,348
Current liabilities:
Accounts payable	10,727	1,476	10,406
Advance from customers	4,821	663	4,166
Salary and welfare benefits payable	11,396	1,568	17,030
Short-term borrowings	13,000	1,789	15,687
Other taxes payable	8,481	1,167	12,203
Current portion of deferred revenue	1,213	167	1,216
Short-term operating lease liabilities	4,011	552	4,090
Payables due to related parties	6,010	827	1,500
Other current liabilities	¥ 17,364	$ 2,389	¥ 20,466
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current liabilities	¥ 77,023	$ 10,598	¥ 86,764
Long-term borrowings	12,900	1,775	3,000
Non-current portion of deferred revenue	11	2	49
Long-term operating lease liabilities	5,093	701	6,099
Warrant liability	1,632	225	3,952
Total non-current liabilities	19,636	2,703	13,100
Total liabilities	96,659	13,301	99,864
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 13,715,549 treasury stock as of December 31, 2023 and June 30, 2024, respectively)	(39,578)	(5,446)	(45,886)
Additional paid-in capital	1,315,692	181,045	1,306,496
Accumulated deficit	(1,273,781)	(175,278)	(1,233,106)
Accumulated other comprehensive loss	(8,318)	(1,145)	(8,291)
Total TuanChe Limited shareholders' equity	(5,713)	(787)	19,484
Total shareholders' equity	(5,713)	(787)	19,484
TOTAL LIABILITIES AND EQUITY	90,946	12,514	119,348
Class A ordinary shares
Shareholders' equity:
Ordinary shares	237	32	236
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35